Earnings / (Loss) Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of basic and diluted EPS of common shares

Basic and Diluted EPS – Common Shares:

Numerator	2014	2015	2016
Net income / (loss)	$2,623,515	$(26,968,751)	$(226,628,862)
Less: Series C Preferred Shares dividends	(2,061,749)	(2,061,749)	(1,994,812)
Plus: Partial Redemption of Series C Preferred Shares	-	-	565,656
Less: (Income) / loss attributable to non-vested share awards	(12,208)	556,088	1,512,734
Net income / (loss) available to common shareholders	$549,558	$(28,474,412)	$(226,545,284)

Denominator
Weighted average number of common shares outstanding, basic and diluted	572,738	611,746	1,461,786

Net income / (loss) per common share, basic and diluted	$0.96	$(46.55)	$(154.98)